STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK 10038-4982

September 26, 2007

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: John C. Grzeskiewicz, Esq.

Re:	Dreyfus Treasury Prime Cash Management (Registration Nos: 811-5718; 33-25941)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the "Fund"), transmitted for filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the "1933 Act"), is Post-Effective Amendment No. 31 (the "Amendment") to the Fund's Registration Statement on Form N-1A (the "Registration Statement").

The Amendment is being filed to update certain disclosure, to file the consent of the Fund's independent registered public accounting firm and to file certain other exhibits, as well as a "Tandy Letter." The Amendment relates to Post-Effective Amendment No. 30 to the Fund's Registration Statement ("Amendment No. 30"), filed on August 1, 2007, to create a new class of shares—Agency Shares—of the Fund.

The prospectus and statement of additional information included in the Amendment are marked to indicate changes from those included in Post-Effective Amendment No. 30.

Please telephone the undersigned at 212.806.5856, or David Stephens of this office at 212.806.6138, if you have any questions.

Very truly yours,

/s/ Jaime E. Doninger
Jaime E. Doninger

cc: David Stephens

September 26, 2007

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Attention: John C. Grzeskiewicz, Esq.

Re:	Dreyfus Treasury Prime Cash Management Registration Statement on Form N-1A (Registration Nos: 811-5718; 33-25941)

Ladies and Gentlemen:

At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), the undersigned Registrant acknowledges the following:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

DREYFUS TREASURY PRIME CASH MANAGEMENT

By:	/s/ Jeffrey Prusnofsky Name: Jeffrey Prusnofsky Title: Assistant Secretary

September 26, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Ladies and Gentlemen:

We are counsel to Dreyfus Treasury Prime Cash Management (the "Fund"), and in so acting have reviewed Post-Effective Amendment No. 31 (the "Post-Effective Amendment") to the Fund's Registration Statement on Form N-1A, Registration File No. 33-25941. Representatives of the Fund have advised us that the Fund will file the Post-Effective Amendment pursuant to paragraph (b) of Rule 485 ("Rule 485") promulgated under the Securities Act of 1933. In connection therewith, the Fund has requested that we provide this letter.

In our review of the Post-Effective Amendment, we have assumed that the version of the Post-Effective Amendment we reviewed substantially complies in all material respects with the version filed with the Securities and Exchange Commission via EDGAR.

Based upon the foregoing, we hereby advise you that the Post-Effective Amendment does not include disclosure which we believe would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Very truly yours,

/s/ Stroock & Stroock & Lavan LLP

STROOCK & STROOCK & LAVAN LLP